Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001969928
Document Type	F-1
Entity Registrant Name	TJGC Group Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit F
Entity Address, Address Line Two	12/F Kaiser Estate Phase 1 41 Man Yue Street
Entity Address, Address Line Three	Hunghom
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3107-4887
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168